Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.89%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	156,412	$ 145,758
Total Agency Collateralized Mortgage Obligations (cost $157,340)		145,758

Agency Mortgage-Backed Securities — 6.20%
Fannie Mae S.F. 30 yr
5.00% 7/1/47	198,286	200,020
5.00% 5/1/48	71,626	71,809
6.00% 9/1/53	161,409	163,969
6.00% 8/1/54	325,020	330,174
Freddie Mac S.F. 30 yr
5.00% 8/1/48	61,018	61,054
5.50% 11/1/54	183,544	183,351
Total Agency Mortgage-Backed Securities (cost $1,040,457)		1,010,377

Collateralized Debt Obligations — 1.54%
Dryden CLO Series 2020-83A AR 144A 5.823% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	250,657
Total Collateralized Debt Obligations (cost $250,000)		250,657

Corporate Bonds — 32.15%
Banking — 10.81%
Bank of America
5.162% 1/24/31 μ	35,000	35,491
5.819% 9/15/29 μ	45,000	46,643
6.204% 11/10/28 μ	40,000	41,580
Bank of New York Mellon
4.942% 2/11/31 μ	30,000	30,273
5.802% 10/25/28 μ	38,000	39,256
6.30% 3/20/30 μ, ψ	25,000	25,686

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 1.875% 9/18/25 #	200,000	197,140
Citigroup 6.75% 2/15/30 μ, ψ	30,000	29,740
Citizens Financial Group 5.253% 3/5/31 μ	55,000	55,308
JPMorgan Chase & Co.
5.012% 1/23/30 μ	30,000	30,340
5.571% 4/22/28 μ	30,000	30,603

Morgan Stanley 6.138% 10/16/26 μ	335,000	337,648
PNC Bank 3.875% 4/10/25	250,000	249,950
PNC Financial Services Group 5.222% 1/29/31 μ	40,000	40,710
Popular 7.25% 3/13/28	20,000	20,752
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

State Street 4.993% 3/18/27	35,000	$ 35,466
Truist Bank 4.632% 9/17/29 μ	215,000	210,509
US Bancorp
4.653% 2/1/29 μ	13,000	13,010
5.046% 2/12/31 μ	65,000	65,549
5.384% 1/23/30 μ	10,000	10,204
5.727% 10/21/26 μ	16,000	16,095
6.787% 10/26/27 μ	15,000	15,503
Wells Fargo & Co.
3.908% 4/25/26 μ	165,000	164,892
5.244% 1/24/31 μ	20,000	20,340
		1,762,688
Basic Industry — 0.51%
Novelis 144A 3.25% 11/15/26 #	45,000	43,544
Rio Tinto Finance USA 4.50% 3/14/28	40,000	40,243
		83,787
Brokerage — 0.54%
Jefferies Financial Group 5.875% 7/21/28	85,000	87,300
		87,300
Capital Goods — 1.60%
Amphenol 2.20% 9/15/31	15,000	12,877
Boeing 2.196% 2/4/26	50,000	48,930
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	40,000	39,250
Parker-Hannifin 4.25% 9/15/27	70,000	69,859
RTX 5.75% 11/8/26	89,000	90,659
		261,575
Communications — 1.80%
Charter Communications Operating 6.15% 11/10/26	45,000	45,926
Meta Platforms 4.30% 8/15/29	80,000	80,003
Sirius XM Radio 144A 5.00% 8/1/27 #	65,000	63,561
T-Mobile USA 3.75% 4/15/27	105,000	103,494
		292,984
Consumer Cyclical — 0.56%
Carnival 144A 7.625% 3/1/26 #	31,000	31,028
Home Depot 4.875% 6/25/27	10,000	10,143
Prime Security Services Borrower
144A 3.375% 8/31/27 #	30,000	28,454
144A 5.75% 4/15/26 #	21,000	20,986
		90,611
Consumer Non-Cyclical — 2.31%
AbbVie 4.80% 3/15/29	65,000	65,837
Bunge Limited Finance 1.63% 8/17/25	135,000	133,432
NQ-VIPLDB [0325] 0525 (4472000)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Coca-Cola Consolidated 5.25% 6/1/29	45,000	$ 46,002
Mars 144A 4.80% 3/1/30 #	40,000	40,238
Royalty Pharma 1.75% 9/2/27	55,000	51,350
Sysco 5.10% 9/23/30	40,000	40,617
		377,476
Electric — 4.44%
AEP Texas 5.45% 5/15/29	80,000	81,911
Avangrid 3.20% 4/15/25	60,000	59,952
Duke Energy Carolinas 3.95% 11/15/28	85,000	83,810
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	96,923
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	60,920
National Rural Utilities Cooperative Finance
4.45% 3/13/26	55,000	55,025
4.80% 3/15/28	40,000	40,509

NextEra Energy Capital Holdings 6.375% 8/15/55 μ	25,000	25,089
Pacific Gas & Electric 5.55% 5/15/29	20,000	20,281
PacifiCorp 5.10% 2/15/29	10,000	10,191
Southern 4.85% 6/15/28	85,000	86,023
Vistra Operations
144A 4.30% 7/15/29 #	90,000	87,163
144A 5.125% 5/13/25 #	16,000	16,016
		723,813
Energy — 1.59%
Energy Transfer 5.55% 2/15/28	130,000	133,105
Kinder Morgan 5.10% 8/1/29	35,000	35,381
ONEOK 5.65% 11/1/28	30,000	30,908
Targa Resources Partners 5.00% 1/15/28	60,000	60,024
		259,418
Finance Companies — 3.24%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	151,375
Air Lease 2.875% 1/15/26	80,000	78,852
Apollo Debt Solutions
6.70% 7/29/31	30,000	30,970
6.90% 4/13/29	30,000	31,139

Ares Strategic Income Fund 144A 5.70% 3/15/28 #	50,000	50,013
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	78,141
144A 5.375% 7/15/29 #	30,000	30,251

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	$ 19,922
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	30,000	29,761
Blue Owl Credit Income 144A 6.60% 9/15/29 #	25,000	25,415
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	3,000	3,031
		528,870
Insurance — 2.16%
Aon North America 5.125% 3/1/27	25,000	25,276
Arthur J Gallagher & Co. 4.85% 12/15/29	135,000	135,996
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	149,758
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,680
		351,710
Natural Gas — 0.55%
Sempra
3.30% 4/1/25	75,000	75,000
6.40% 10/1/54 μ	16,000	15,216
		90,216
Technology — 1.98%
Accenture Capital 4.05% 10/4/29	60,000	59,169
Broadcom 3.15% 11/15/25	140,000	138,826
Oracle
5.25% 2/3/32	15,000	15,200
5.80% 11/10/25	45,000	45,350
6.15% 11/9/29	15,000	15,884

S&P Global 2.45% 3/1/27	50,000	48,430
		322,859
Transportation — 0.06%
United Airlines 144A 4.375% 4/15/26 #	10,000	9,849
		9,849
Total Corporate Bonds (cost $5,261,318)		5,243,156

Non-Agency Asset-Backed Securities — 19.19%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	200,000	201,110
ARI Fleet Lease Trust Series 2025-A B 144A 4.70% 1/17/34 #	100,000	99,686
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	250,737

2    NQ-VIPLDB [0325] 0525 (4472000)

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	100,000	$ 100,568
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	28,947	28,980
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	6,040	6,037
Series 2023-3 A2 144A 6.40% 3/20/30 #	71,930	73,071

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	100,335
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	84,413
Series 2024-B A3 5.10% 4/15/29	100,000	101,252

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	203,456
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 5.499% (SOFR + 1.15%) 6/15/28 #, •	250,000	251,699
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	100,363
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	100,249

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.767% (SOFR + 0.42%) 2/16/27 •	77,956	77,938
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.247% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,941
PFS Financing
Series 2024-B A 144A 4.95% 2/15/29 #	200,000	201,400
Series 2025-A A 144A 4.999% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	200,000	199,844

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	100,000	100,336
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	175,000	177,116
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	100,000	101,416
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	100,000	102,021
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Verizon Master Trust
Series 2025-1 B 4.94% 1/21/31	85,000	$ 85,774

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.974% (SOFR + 0.63%) 3/22/27 •	79,915	80,013
Wheels Fleet Lease Funding 1Series 2024-3A A1 144A 4.80% 9/19/39 #	100,000	100,357
Total Non-Agency Asset-Backed Securities (cost $3,110,474)		3,129,112

Non-Agency Collateralized Mortgage Obligations — 2.15%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	61,048	61,096
Series 2025-R02 1M2 144A 5.936% (SOFR + 1.60%) 2/25/45 #, •	80,000	79,811

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	46,268	46,731
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	74,268	75,266
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	86,686	87,530
Total Non-Agency Collateralized Mortgage Obligations (cost $348,267)		350,434

US Treasury Obligations — 36.71%
US Treasury Notes
3.875% 3/15/28	740,000	739,913
4.125% 2/28/27	880,000	883,403
4.25% 11/30/26	845,000	849,176
4.25% 2/15/28	3,480,000	3,514,664
Total US Treasury Obligations (cost $5,949,878)		5,987,156
Number of shares
Short-Term Investments — 2.62%
Money Market Mutual Funds — 2.62%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	107,058	107,058
NQ-VIPLDB [0325] 0525 (4472000)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	107,057	$ 107,057
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	107,057	107,057
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	107,058	107,058
Total Short-Term Investments (cost $428,230)		428,230

Total Value of Securities—101.45% (cost $16,545,964)		16,544,880
Liabilities Net of Receivables and Other Assets—(1.45%)★		(237,175)
Net Assets Applicable to 1,756,333 Shares Outstanding—100.00%		$16,307,705
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $3,400,574, which represents 20.85% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2025.
★	Includes $39,035 cash collateral held at broker for futures contracts as of March 31, 2025.

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
22	US Treasury 2 yr Notes	$4,557,781	$4,535,833	6/30/25	$21,948	$—	$(172)
(21)	US Treasury 5 yr Notes	(2,271,282)	(2,245,474)	6/30/25	—	(25,808)	656
(1)	US Treasury 10 yr Ultra Notes	(114,125)	(112,779)	6/18/25	—	(1,346)	(94)
(1)	US Treasury Long Bonds	(117,281)	(117,153)	6/18/25	—	(128)	(187)
Total Futures Contracts			$2,060,427		$21,948	$(27,282)	$203
4    NQ-VIPLDB [0325] 0525 (4472000)

Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	100,000	5.000%	$5,505	$6,114	$(609)	$(96)
			$5,505	$6,114	$(609)	$(96)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index,
is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ-VIPLDB [0325] 0525 (4472000)    5